Business Combinations (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cost of Revenue		$ 68
Revenue	$ 2,359	1,433	$ 675
Loss for the period	(485)	$ (1,740)	$ (3,555)
Net Loss After Tax	$ 485
Jaya Grocer [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		75.00%